Segment Reporting - Schedule of Operations Business Segment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
REVENUES:
Total revenue	$ 1,097,935
COST OF REVENUE:
Cost of revenue - services	(400,000)
GROSS PROFIT	697,935
OPERATING EXPENSES:
General and administrative expenses	(582,411)	(65,157)
Total operating expenses	(582,411)	(65,157)
INCOME (LOSS) FROM OPERATIONS	115,524	(65,157)
OTHER INCOME (EXPENSES):
Interest and investment income (expense)	160,907	(524,733)
Other income, net	354,639
Total other income (expense)	515,546	(524,733)
INCOME (LOSS) BEFORE INCOME TAXES FROM CONTINUING OPERATIONS	631,070	(589,890)
INCOME TAX EXPENSES	(32,031)
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	599,039	(589,890)
Small and Medium Enterprise Financing Solutions [Member]
REVENUES:
Total revenue	120,000
Information Technology Services [Member]
REVENUES:
Total revenue	$ 977,935